Financial instruments (Details 31) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Gross amounts assets	$ 13,338	$ 9,352
Gross amounts offset in the consolidated statement of financial position	0	0
Net amount of assets presented in the consolidated statement of financial position	13,338	9,352
Gross amounts not offset in the consolidated statement of financial position Financial instruments	0	0
Gross amounts not offset in the consolidated statement of financial position Cash collateral received	(22,304)	0
Gross amounts not offset in the consolidated statement of financial position Net Amount	(8,966)	9,352
Derivative financial instruments hedging [Member]
Disclosure of financial instruments [Line Items]
Gross amounts offset in the consolidated statement of financial position	0	0
Net amount of assets presented in the consolidated statement of financial position	13,338	9,352
Gross amounts not offset in the consolidated statement of financial position Financial instruments	0	0
Gross amounts not offset in the consolidated statement of financial position Cash collateral received	(22,304)	0
Gross amounts not offset in the consolidated statement of financial position Net Amount	(8,966)	9,352
Gross amount [member]
Disclosure of financial instruments [Line Items]
Gross amounts assets	13,338	9,352
Gross amount [member] | Derivative financial instruments hedging [Member]
Disclosure of financial instruments [Line Items]
Gross amounts assets	$ 13,338	$ 9,352